Cover	May 07, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 07, 2026
Entity File Number	001-36341
Entity Registrant Name	V2X, Inc.
Entity Central Index Key	0001601548
Entity Tax Identification Number	38-3924636
Entity Incorporation, State or Country Code	IN
Entity Address, Address Line One	2100 Reston Parkway
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Reston
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20191
City Area Code	571
Local Phone Number	481-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.01 Per Share
Trading Symbol	VVX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false